Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK GLOBAL ALLOCATION FUND, INC.
Prospectus Date	rr_ProspectusDate	Mar. 10, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Global Allocation Fund, Inc.

BlackRock Index Funds, Inc.

iShares MSCI EAFE International Index Fund

iShares Russell 2000 Small-Cap Index Fund

BlackRock Large Cap Focus Growth Fund, Inc.

BlackRock Large Cap Series Funds, Inc.

BlackRock Event Driven Equity Fund

BlackRock Latin America Fund, Inc.

BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

BlackRock Long-Horizon Equity Fund

BlackRock Mid Cap Dividend Series, Inc.

BlackRock Mid Cap Dividend Fund

BlackRock Multi-State Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Opportunities Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Municipal Bond Fund, Inc.

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock Short-Term Municipal Fund

BlackRock Municipal Series Trust

BlackRock Strategic Municipal Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Series Fund, Inc.

BlackRock Advantage Large Cap Core Portfolio

BlackRock Balanced Capital Portfolio

BlackRock Capital Appreciation Portfolio

BlackRock Global Allocation Portfolio

BlackRock Government Money Market Portfolio

BlackRock Series Fund II, Inc.

BlackRock High Yield Portfolio

BlackRock U.S. Government Bond Portfolio

BlackRock Series, Inc.

BlackRock International Fund

BlackRock Strategic Global Bond Fund, Inc.

BlackRock Variable Series Funds, Inc.

BlackRock 60/40 Target Allocation ETF V.I. Fund

BlackRock Advantage Large Cap Core V.I. Fund

BlackRock Advantage Large Cap Value V.I. Fund

BlackRock Advantage U.S. Total Market V.I. Fund

BlackRock Basic Value V.I. Fund

BlackRock Capital Appreciation V.I. Fund

BlackRock Equity Dividend V.I. Fund

BlackRock Global Allocation V.I. Fund

BlackRock Government Money Market V.I. Fund

BlackRock International Index V.I. Fund

BlackRock International V.I. Fund

BlackRock Large Cap Focus Growth V.I. Fund

BlackRock Managed Volatility V.I. Fund

BlackRock S&P 500 Index V.I. Fund

BlackRock Small Cap Index V.I. Fund

BlackRock Variable Series Funds II, Inc.

BlackRock High Yield V.I. Fund

BlackRock Total Return V.I. Fund

BlackRock U.S. Government Bond V.I. Fund

Funds For Institutions Series

BlackRock Premier Government Institutional Fund

BlackRock Select Treasury Strategies Institutional Fund

BlackRock Treasury Strategies Institutional Fund

FFI Government Fund

FFI Treasury Fund

Managed Account Series

BlackRock GA Disciplined Volatility Equity Fund

BlackRock GA Dynamic Equity Fund

Managed Account Series II

BlackRock U.S. Mortgage Portfolio

Ready Assets Government Liquidity Fund

Retirement Series Trust

Retirement Reserves Money Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK GLOBAL ALLOCATION FUND, INC. | BLACKROCK GLOBAL ALLOCATION FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Global Allocation Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK INDEX FUNDS, INC. | iShares MSCI EAFE International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Index Funds, Inc.

iShares MSCI EAFE International Index Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK INDEX FUNDS, INC. | iShares Russell 2000 Small-Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Index Funds, Inc.

iShares Russell 2000 Small-Cap Index Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK LARGE CAP FOCUS GROWTH FUND, INC. | BLACKROCK LARGE CAP FOCUS GROWTH FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Large Cap Focus Growth Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK LARGE CAP SERIES FUNDS, INC. | BlackRock Event Driven Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Large Cap Series Funds, Inc.

BlackRock Event Driven Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK LATIN AMERICA FUND, INC. | BLACKROCK LATIN AMERICA FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Latin America Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK LIQUIDITY FUNDS | BLACKROCK LIQUIDITY CALIFORNIA MONEY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Liquidity Funds

California Money Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK LIQUIDITY FUNDS | BLACKROCK LIQUIDITY FEDERAL TRUST FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Liquidity Funds

Federal Trust Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK LIQUIDITY FUNDS | BLACKROCK LIQUIDITY FEDFUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Liquidity Funds

FedFund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK LIQUIDITY FUNDS | BLACKROCK LIQUIDITY MUNICASH
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Liquidity Funds

MuniCash

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK LIQUIDITY FUNDS | BLACKROCK LIQUIDITY MUNIFUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Liquidity Funds

MuniFund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK LIQUIDITY FUNDS | BLACKROCK LIQUIDITY NEW YORK MONEY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Liquidity Funds

New York Money Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK LIQUIDITY FUNDS | BLACKROCK LIQUIDITY TEMPCASH
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Liquidity Funds

TempCash

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK LIQUIDITY FUNDS | BLACKROCK LIQUIDITY TEMPFUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Liquidity Funds

TempFund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK LIQUIDITY FUNDS | BLACKROCK LIQUIDITY T-FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Liquidity Funds

T-Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK LIQUIDITY FUNDS | BLACKROCK LIQUIDITY TREASURY TRUST FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Liquidity Funds

Treasury Trust Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Long-Horizon Equity Fund | BlackRock Long-Horizon Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Long-Horizon Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK MID CAP DIVIDEND SERIES, INC. | BlackRock Mid Cap Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Mid Cap Dividend Series, Inc.

BlackRock Mid Cap Dividend Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK MULTI STATE MUNICIPAL SERIES TRUST | BlackRock New Jersey Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Multi-State Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK MULTI STATE MUNICIPAL SERIES TRUST | BlackRock New York Municipal Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Multi-State Municipal Series Trust

BlackRock New York Municipal Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK MULTI STATE MUNICIPAL SERIES TRUST | BlackRock Pennsylvania Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Multi-State Municipal Series Trust

BlackRock Pennsylvania Municipal Bond Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK MUNICIPAL BOND FUND, INC. | BlackRock High Yield Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Municipal Bond Fund, Inc.

BlackRock High Yield Municipal Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK MUNICIPAL BOND FUND, INC. | BlackRock National Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Municipal Bond Fund, Inc.

BlackRock National Municipal Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK MUNICIPAL BOND FUND, INC. | BlackRock Short-Term Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Municipal Bond Fund, Inc.

BlackRock Short-Term Municipal Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK MUNICIPAL SERIES TRUST | BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Municipal Series Trust

BlackRock Strategic Municipal Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK NATURAL RESOURCES TRUST | BLACKROCK NATURAL RESOURCES TRUST
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Natural Resources Trust

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Series Fund, Inc. | BlackRock Advantage Large Cap Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Series Fund, Inc.

BlackRock Advantage Large Cap Core Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Series Fund, Inc. | BlackRock Balanced Capital Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Series Fund, Inc.

BlackRock Balanced Capital Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Series Fund, Inc. | BlackRock Capital Appreciation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Series Fund, Inc.

BlackRock Capital Appreciation Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Series Fund, Inc. | BlackRock Global Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Series Fund, Inc.

BlackRock Global Allocation Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Series Fund, Inc. | BlackRock Government Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Series Fund, Inc.

BlackRock Government Money Market Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Series Fund II, Inc. | BlackRock High Yield Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Series Fund II, Inc.

BlackRock High Yield Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Series Fund II, Inc. | BlackRock U.S. Government Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Series Fund II, Inc.

BlackRock U.S. Government Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BLACKROCK SERIES, INC. | BlackRock International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Series, Inc.

BlackRock International Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Strategic Global Bond Fund, Inc. | BlackRock Strategic Global Bond Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Strategic Global Bond Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Variable Series Funds, Inc. | BlackRock 60/40 Target Allocation ETF V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Variable Series Funds, Inc.

BlackRock 60/40 Target Allocation ETF V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Variable Series Funds, Inc. | BlackRock Advantage Large Cap Core V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Variable Series Funds, Inc.

BlackRock Advantage Large Cap Core V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Variable Series Funds, Inc. | BlackRock Advantage Large Cap Value V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Variable Series Funds, Inc.

BlackRock Advantage Large Cap Value V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Variable Series Funds, Inc. | BlackRock Advantage U.S. Total Market V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Variable Series Funds, Inc.

BlackRock Advantage U.S. Total Market V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Variable Series Funds, Inc. | BlackRock Basic Value V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Variable Series Funds, Inc. | BlackRock Capital Appreciation V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Variable Series Funds, Inc.

BlackRock Capital Appreciation V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Variable Series Funds, Inc. | BlackRock Equity Dividend V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Variable Series Funds, Inc.

BlackRock Equity Dividend V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Variable Series Funds, Inc. | BlackRock Global Allocation V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Variable Series Funds, Inc.

BlackRock Global Allocation V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Variable Series Funds, Inc. | BlackRock Government Money Market V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Variable Series Funds, Inc.

BlackRock Government Money Market V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Variable Series Funds, Inc. | BlackRock International Index V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Variable Series Funds, Inc.

BlackRock International Index V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Variable Series Funds, Inc. | BlackRock International V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Variable Series Funds, Inc.

BlackRock International V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Variable Series Funds, Inc. | BlackRock Large Cap Focus Growth V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Variable Series Funds, Inc.

BlackRock Large Cap Focus Growth V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Variable Series Funds, Inc. | BlackRock Managed Volatility V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Variable Series Funds, Inc.

BlackRock Managed Volatility V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Variable Series Funds, Inc. | BlackRock S&P 500 Index V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Variable Series Funds, Inc.

BlackRock S&P 500 Index V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Variable Series Funds, Inc. | BlackRock Small Cap Index V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Variable Series Funds, Inc.

BlackRock Small Cap Index V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Variable Series Funds II, Inc. | BlackRock High Yield V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Variable Series Funds II, Inc.

BlackRock High Yield V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Variable Series Funds II, Inc. | BlackRock Total Return V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Variable Series Funds II, Inc.

BlackRock Total Return V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

BlackRock Variable Series Funds II, Inc. | BlackRock U.S. Government Bond V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Variable Series Funds II, Inc.

BlackRock U.S. Government Bond V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Funds For Institutions Series | BlackRock Premier Government Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Funds For Institutions Series

BlackRock Premier Government Institutional Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Funds For Institutions Series | BlackRock Select Treasury Strategies Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Funds For Institutions Series

BlackRock Select Treasury Strategies Institutional Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Funds For Institutions Series | BlackRock Treasury Strategies Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Funds For Institutions Series

BlackRock Treasury Strategies Institutional Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Funds For Institutions Series | FFI Government Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Funds For Institutions Series

FFI Government Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Funds For Institutions Series | FFI Treasury Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Funds For Institutions Series

FFI Treasury Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Managed Account Series | BlackRock GA Disciplined Volatility Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Managed Account Series

BlackRock GA Disciplined Volatility Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Managed Account Series | BlackRock GA Dynamic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Managed Account Series

BlackRock GA Dynamic Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Managed Account Series II | BlackRock U.S. Mortgage Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Managed Account Series II

BlackRock U.S. Mortgage Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

READY ASSETS GOVERNMENT LIQUIDITY FUND | READY ASSETS GOVERNMENT LIQUIDITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ready Assets Government Liquidity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

RETIREMENT SERIES TRUST | RETIREMENT RESERVES MONEY FUND OF RETIREMENT SERIES TRUST
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Retirement Series Trust

Retirement Reserves Money Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.